Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Boston Trust Walden Funds
Entity Central Index Key	0000882748
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000027439 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Asset Management Fund
Class Name	Boston Trust Asset Management Fund
Trading Symbol	BTBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.92% for the 12-month period ended December 31, 2025, trailing the blended returns of the S&P 500®Index return of 17.88%, the Bloomberg U.S. Government/Credit Bond Index return of 6.88% and the Bloomberg U.S. Treasury Bellwethers 3 Month Index return of 4.23% for the same period. Overall, the Fund maintained broad diversification across equity and fixed income sectors and industries. Stocks and bonds are purchased and sold based on fundamental research. The Fund invests principally in common stocks and fixed income securities.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Communication Services | Average Weight: 9.93%, Contribution to Return: 4.10%
Individual Holdings
Alphabet, Inc., Class C (Communication Services) | Average Weight: 5.18%, Contribution to Return: 2.85%
Microsoft Corporation (Information Technology) | Average Weight: 10.00%, Contribution to Return: 1.82%
JP Morgan Chase & Co. (Financials) | Average Weight: 4.99%, Contribution to Return: 1.75%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 7.47%, Contribution to Return: -0.59%
Individual Holdings
Accenture PLC, Class A (Information Technology) | Average Weight: 3.70%, Contribution to Return: -1.10%
United Health Group Incorporated (Health Care) | Average Weight: 1.21%, Contribution to Return: -0.93%
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.18%, Contribution to Return: -0.68%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and supplemental indexes for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Asset Management Fund	7.92%	7.22%	9.19%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Bond Index	6.88%	(0.59)%	2.16%
Bloomberg U.S. Treasury Bellwethers: 3 Month	4.23%	3.23%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 528,293,408
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 4,029,646
Investment Company Portfolio Turnover	10.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$528,293,408
Total number of portfolio holdings	96
Total advisory fees paid	$4,029,646
Portfolio turnover rate for the period	10.65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class C	4.5%
JPMorgan Chase & Co.	4.3%
Visa, Inc., Class A	3.1%
U.S. Treasury Bond	3.0%
U.S. Treasury Note	2.6%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	2.4%
Automatic Data Processing, Inc.	2.2%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class C	4.5%
JPMorgan Chase & Co.	4.3%
Visa, Inc., Class A	3.1%
U.S. Treasury Bond	3.0%
U.S. Treasury Note	2.6%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	2.4%
Automatic Data Processing, Inc.	2.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective December 31, 2025, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets, and 0.65% of average daily net assets between $300 million and $600 million, and 0.55% of daily net assets in excess of $600 million.
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.

Material Fund Change Expenses [Text Block]
Effective December 31, 2025, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets, and 0.65% of average daily net assets between $300 million and $600 million, and 0.55% of daily net assets in excess of $600 million.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.

Updated Prospectus Phone Number	1-800-282-8782 ext. 7050
Updated Prospectus Web Address	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
C000027440 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Equity Fund
Class Name	Boston Trust Equity Fund
Trading Symbol	BTEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 8.90% for the 12-month period ended December 31, 2025, trailing the S&P 500®Index return of 17.88% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Communication Services | Average Weight: 11.57%, Contribution to Return: 4.76%
Individual Holdings
Alphabet, Inc., Class C (Communication Services) | Average Weight: 6.95%, Contribution to Return: 4.00%
Microsoft Corporation (Information Technology) | Average Weight: 9.49%, Contribution to Return: 1.76%
JP Morgan Chase & Co. (Financials) | Average Weight: 4.68%, Contribution to Return: 1.65%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 11.54%, Contribution to Return: -0.83%
Individual Holdings
United Health Group Incorporated (Health Care) | Average Weight: 1.30%, Contribution to Return: -0.94%
Accenture PLC, Class A (Information Technology) | Average Weight: 2.90%, Contribution to Return: -0.89%
Lululemon Athletica, Inc. (Consumer Discretionary) | Average Weight: 0.33%, Contribution to Return: -0.55%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Equity Fund	8.90%	10.10%	12.39%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 246,943,994
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,859,318
Investment Company Portfolio Turnover	13.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$246,943,994
Total number of portfolio holdings	54
Total advisory fees paid	$1,859,318
Portfolio turnover rate for the period	13.82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.4%
Alphabet, Inc., Class C	8.3%
Apple, Inc.	6.9%
JPMorgan Chase & Co.	5.3%
Visa, Inc., Class A	4.0%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.8%
W.W. Grainger, Inc.	2.7%
Accenture PLC, Class A	2.6%
Costco Wholesale Corp.	2.4%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	8.4%
Alphabet, Inc., Class C	8.3%
Apple, Inc.	6.9%
JPMorgan Chase & Co.	5.3%
Visa, Inc., Class A	4.0%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.8%
W.W. Grainger, Inc.	2.7%
Accenture PLC, Class A	2.6%
Costco Wholesale Corp.	2.4%

C000027441 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Balanced Fund
Class Name	Boston Trust Walden Balanced Fund
Trading Symbol	WSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.66% for the 12-month period ended December 31, 2025, trailing the blended returns of the S&P 500®Index return of 17.88%, the Bloomberg U.S. Government/Credit Bond Index return of 6.88% and the Bloomberg U.S. Treasury Bellwethers 3 Month Index return of 4.23% for the same period. Overall, the Fund maintained broad diversification across several equity and fixed income sectors and industries. Stocks and bonds are purchased and sold based on fundamental research. The Fund invests principally in common stocks and fixed income securities.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Communication Services | Average Weight: 11.88%, Contribution to Return: 6.39%
Individual Holdings
Alphabet Inc., Class C (Communication Services) | Average Weight: 7.42%, Contribution to Return: 4.54%
Alphabet Inc., Class A (Communication Services) | Average Weight: 3.54%, Contribution to Return: 2.06%
Microsoft Corp. (Information Technology) | Average Weight: 11.36%, Contribution to Return: 2.00%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 12.01%, Contribution to Return: -1.32%
Individual Holdings
United Health Group, Inc. (Health Care) | Average Weight: 2.35%, Contribution to Return: -1.36%
Accenture PLC, Class A (Information Technology) | Average Weight: 3.03%, Contribution to Return: -1.05%
Becton, Dickenson and Co. (Health Care) | Average Weight: 0.70%, Contribution to Return: -0.47%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and supplemental indexes for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Balanced Fund	10.66%	6.46%	8.45%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Bond Index	6.88%	(0.59)%	2.16%
Bloomberg U.S. Treasury Bellwethers: 3 Month	4.23%	3.23%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 148,455,699
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,149,029
Investment Company Portfolio Turnover	13.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$148,455,699
Total number of portfolio holdings	79
Total advisory fees paid	$1,149,029
Portfolio turnover rate for the period	13.34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.0%
U.S. Treasury Note	7.2%
Apple, Inc.	6.6%
U.S. Treasury Bond	6.0%
Alphabet, Inc., Class C	4.8%
U.S. Treasury Note	3.8%
Alphabet, Inc., Class A	3.6%
JPMorgan Chase & Co.	3.1%
U.S. Treasury Inflation Indexed Note	2.8%
NVIDIA Corp.	2.8%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	8.0%
U.S. Treasury Note	7.2%
Apple, Inc.	6.6%
U.S. Treasury Bond	6.0%
Alphabet, Inc., Class C	4.8%
U.S. Treasury Note	3.8%
Alphabet, Inc., Class A	3.6%
JPMorgan Chase & Co.	3.1%
U.S. Treasury Inflation Indexed Note	2.8%
NVIDIA Corp.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective December 31, 2025, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets, and 0.65% of average daily net assets between $300 million and $600 million, and 0.55% of daily net assets in excess of $600 million.
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://www.bostontrustwalden.com/investment-services/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.

Material Fund Change Expenses [Text Block]
Effective December 31, 2025, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets, and 0.65% of average daily net assets between $300 million and $600 million, and 0.55% of daily net assets in excess of $600 million.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at https://www.bostontrustwalden.com/investment-services/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.

Updated Prospectus Phone Number	1-800-282-8782 ext. 7050
Updated Prospectus Web Address	https://www.bostontrustwalden.com/investment-services/mutual-funds/
C000027444 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Equity Fund
Class Name	Boston Trust Walden Equity Fund
Trading Symbol	WSEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.34% for the 12-month period ended December 31, 2025, trailing the S&P 500®Index return of 17.88% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Information Technology | Average Weight: 33.69%, Contribution to Return: 6.45%
Individual Holdings
Alphabet Inc., Class C (Communication Services) | Average Weight: 6.15%, Contribution to Return: 3.99%
Alphabet Inc., Class A (Communication Services) | Average Weight: 3.87%, Contribution to Return: 2.52%
Microsoft Corp. (Information Technology) | Average Weight: 9.92%, Contribution to Return: 2.06%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 11.86%, Contribution to Return: -0.82%
Individual Holdings
United Health Group, Inc. (Health Care) | Average Weight: 2.04%, Contribution to Return: -1.33%
Accenture PLC, Class A (Information Technology) | Average Weight: 2.80%, Contribution to Return: -0.97%
FactSet Research Systems, Inc. (Financials) | Average Weight: 0.70%, Contribution to Return: -0.45%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Equity Fund	13.34%	9.88%	12.19%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 214,101,783
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,795,693
Investment Company Portfolio Turnover	1.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$214,101,783
Total number of portfolio holdings	49
Total advisory fees paid	$1,795,693
Portfolio turnover rate for the period	1.24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	11.2%
Microsoft Corp.	10.1%
Alphabet, Inc., Class C	6.8%
JPMorgan Chase & Co.	5.1%
Visa, Inc., Class A	4.3%
NVIDIA Corp.	3.9%
Alphabet, Inc., Class A	3.5%
Applied Materials, Inc.	2.9%
Cisco Systems, Inc.	2.6%
Accenture PLC, Class A	2.4%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	11.2%
Microsoft Corp.	10.1%
Alphabet, Inc., Class C	6.8%
JPMorgan Chase & Co.	5.1%
Visa, Inc., Class A	4.3%
NVIDIA Corp.	3.9%
Alphabet, Inc., Class A	3.5%
Applied Materials, Inc.	2.9%
Cisco Systems, Inc.	2.6%
Accenture PLC, Class A	2.4%

C000027445 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Small Cap Fund
Class Name	Boston Trust Walden Small Cap Fund
Trading Symbol	BOSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$98	1.00%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned -4.01%, for the 12-month period ended December 31, 2025, trailing the Russell 2000®Index return of 12.81% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 19.69%, Contribution to Return: 2.94%
Individual Holdings
InterDigital, Inc. (Information Technology) | Average Weight: 1.91%, Contribution to Return: 1.11%
Globus Medical, Inc. (Health Care) | Average Weight: 0.81%, Contribution to Return: 0.91%
Installed Building Products, Inc. (Consumer Discretionary) | Average Weight: 1.81%, Contribution to Return: 0.80%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 4.98%, Contribution to Return: -1.83%
Individual Holdings
Simply Good Foods Co. (Consumer Staples) | Average Weight: 1.86%, Contribution to Return: -1.21%
CorVel Corporation (Health Care) | Average Weight: 1.72%, Contribution to Return: -0.70%
Choice Hotels International (Consumer Discretionary) | Average Weight: 1.65%, Contribution to Return: -0.67%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Small Cap Fund	(4.01)%	6.75%	9.74%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 1,112,434,079
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,868,739
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,112,434,079
Total number of portfolio holdings	70
Total advisory fees paid	$9,868,739
Portfolio turnover rate for the period	27.00%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Watts Water Technologies, Inc., Class A	2.5%
Installed Building Products, Inc.	2.3%
Donaldson Co., Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.3%
Littelfuse, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Qualys, Inc.	2.1%
AptarGroup, Inc.	2.1%
ExlService Holdings, Inc.	2.1%
Globus Medical, Inc., Class A	2.0%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Watts Water Technologies, Inc., Class A	2.5%
Installed Building Products, Inc.	2.3%
Donaldson Co., Inc.	2.3%
Cullen/Frost Bankers, Inc.	2.3%
Littelfuse, Inc.	2.3%
Applied Industrial Technologies, Inc.	2.2%
Qualys, Inc.	2.1%
AptarGroup, Inc.	2.1%
ExlService Holdings, Inc.	2.1%
Globus Medical, Inc., Class A	2.0%

C000052650 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Midcap Fund
Class Name	Boston Trust Midcap Fund
Trading Symbol	BTMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.35% for the 12-month period ended December 31, 2025, trailing the Russell Midcap®Index return of 10.60% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by middle capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 19.18%, Contribution to Return: 2.07%
Individual Holdings
Teradyne, Inc. (Information Technology) | Average Weight: 1.59%, Contribution to Return: 0.92%
TE Connectivity PLC (Information Technology) | Average Weight: 1.76%, Contribution to Return: 0.90%
Medpace Holdings, Inc. (Health Care) | Average Weight: 1.23%, Contribution to Return: 0.80%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Materials | Average Weight: 4.90%, Contribution to Return: -0.64%
Individual Holdings
Lululemon Athletica, Inc. (Consumer Discretionary) | Average Weight: 1.31%, Contribution to Return: -0.93%
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.93%, Contribution to Return: -0.87%
Zebra Technologies Corporation Cl A (Information Technology) | Average Weight: 1.13%, Contribution to Return: -0.64%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Midcap Fund	4.35%	7.66%	10.16%
Russell Midcap® Index	10.60%	8.67%	11.01%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 206,293,096
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,775,686
Investment Company Portfolio Turnover	29.70%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$206,293,096
Total number of portfolio holdings	75
Total advisory fees paid	$1,775,686
Portfolio turnover rate for the period	29.70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.4%
Ross Stores, Inc.	2.3%
SEI Investments Co.	2.1%
Mettler-Toledo International, Inc.	2.0%
Teradyne, Inc.	2.0%
TE Connectivity PLC	1.9%
American Financial Group, Inc.	1.9%
MSCI, Inc.	1.9%
Sysco Corp.	1.8%
Essential Utilities, Inc.	1.8%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Paychex, Inc.	2.4%
Ross Stores, Inc.	2.3%
SEI Investments Co.	2.1%
Mettler-Toledo International, Inc.	2.0%
Teradyne, Inc.	2.0%
TE Connectivity PLC	1.9%
American Financial Group, Inc.	1.9%
MSCI, Inc.	1.9%
Sysco Corp.	1.8%
Essential Utilities, Inc.	1.8%

C000102803 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Midcap Fund
Class Name	Boston Trust Walden Midcap Fund
Trading Symbol	WAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 4.85% for the 12-month period ended December 31, 2025, trailing the Russell Midcap®Index return of 10.60% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by middle capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 19.59%, Contribution to Return: 2.16%
Individual Holdings
Teradyne, Inc. (Information Technology) | Average Weight: 1.61%, Contribution to Return: 0.92%
TE Connectivity PLC (Information Technology) | Average Weight: 1.75%, Contribution to Return: 0.90%
Medpace Holdings, Inc. (Health Care) | Average Weight: 1.29%, Contribution to Return: 0.84%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Materials | Average Weight: 4.95%, Contribution to Return: -0.64%
Individual Holdings
Lululemon Athletica, Inc. (Consumer Discretionary) | Average Weight: 1.35%, Contribution to Return: -0.97%
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.91%, Contribution to Return: -0.87%
Zebra Technologies Corp., Class A (Information Technology) | Average Weight: 1.11%, Contribution to Return: -0.63%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Midcap Fund	4.85%	7.97%	10.23%
Russell Midcap® Index	10.60%	8.67%	11.01%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 171,383,148
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,227,183
Investment Company Portfolio Turnover	33.06%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$171,383,148
Total number of portfolio holdings	73
Total advisory fees paid	$1,227,183
Portfolio turnover rate for the period	33.06%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	2.5%
Mettler-Toledo International, Inc.	2.2%
Ross Stores, Inc.	2.2%
Eversource Energy	2.1%
Jones Lang LaSalle, Inc.	2.1%
SEI Investments Co.	2.0%
Teradyne, Inc.	2.0%
Essential Utilities, Inc.	2.0%
TE Connectivity PLC	1.9%
Medpace Holdings, Inc.	1.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Paychex, Inc.	2.5%
Mettler-Toledo International, Inc.	2.2%
Ross Stores, Inc.	2.2%
Eversource Energy	2.1%
Jones Lang LaSalle, Inc.	2.1%
SEI Investments Co.	2.0%
Teradyne, Inc.	2.0%
Essential Utilities, Inc.	2.0%
TE Connectivity PLC	1.9%
Medpace Holdings, Inc.	1.9%

C000106778 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust SMID Cap Fund
Class Name	Boston Trust SMID Cap Fund
Trading Symbol	BTSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.73%, for the 12-month period ended December 31, 2025, trailing the Russell 2500TM Index return of 11.91% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small and mid-capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 21.68%, Contribution to Return: 2.53%
Individual Holdings
Teradyne, Inc. (Information Technology) | Average Weight: 1.28%, Contribution to Return: 0.99%
Medpace Holdings, Inc. (Health Care) | Average Weight: 1.42%, Contribution to Return: 0.80%
Allegion Public Limited Company (Industrials) | Average Weight: 2.15%, Contribution to Return: 0.56%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 5.98%, Contribution to Return: -1.73%
Individual Holdings
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.64%, Contribution to Return: -0.79%
Simply Good Foods, Inc. (Consumer Staples) | Average Weight: 1.07%, Contribution to Return: -0.67%
Choice Hotels International, Inc. (Consumer Discretionary) | Average Weight: 1.50%, Contribution to Return: -0.59%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust SMID Cap Fund	0.73%	7.58%	10.25%
Russell 2500™ Index	11.91%	7.26%	10.40%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 738,977,569
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,294,772
Investment Company Portfolio Turnover	26.52%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$738,977,569
Total number of portfolio holdings	75
Total advisory fees paid	$5,294,772
Portfolio turnover rate for the period	26.52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Teradyne, Inc.	2.0%
Jones Lang LaSalle, Inc.	2.0%
Qualys, Inc.	2.0%
Nordson Corp.	2.0%
IDEX Corp.	1.9%
Magnolia Oil & Gas Corp., Class A	1.9%
Cincinnati Financial Corp.	1.9%
Allegion PLC	1.9%
Medpace Holdings, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Teradyne, Inc.	2.0%
Jones Lang LaSalle, Inc.	2.0%
Qualys, Inc.	2.0%
Nordson Corp.	2.0%
IDEX Corp.	1.9%
Magnolia Oil & Gas Corp., Class A	1.9%
Cincinnati Financial Corp.	1.9%
Allegion PLC	1.9%
Medpace Holdings, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%

C000106779 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden SMID Cap Fund
Class Name	Boston Trust Walden SMID Cap Fund
Trading Symbol	WASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.32%, for the 12-month period ended December 31, 2025, trailing the Russell 2500™ Index return of 11.91% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small and mid-capitalization companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Industrials | Average Weight: 26.74%, Contribution to Return: 2.60%
Individual Holdings
Teradyne, Inc. (Information Technology) | Average Weight: 1.28%, Contribution to Return: 1.00%
Medpace Holdings, Inc. (Health Care) | Average Weight: 1.46%, Contribution to Return: 0.82%
TopBuild Corp. (Consumer Discretionary ) | Average Weight: 1.91%, Contribution to Return: 0.59%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 6.01%, Contribution to Return: -1.77%
Individual Holdings
FactSet Research Systems, Inc. (Financials) | Average Weight: 1.82%, Contribution to Return: -0.88%
Simply Good Foods (The) Co. (Consumer Staples) | Average Weight: 1.07%, Contribution to Return: -0.67%
Choice Hotels International, Inc. (Consumer Discretionary) | Average Weight: 1.68%, Contribution to Return: -0.66%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index and a supplemental index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden SMID Cap Fund	0.32%	7.45%	10.08%
Russell 2500TM Index	11.91%	7.26%	10.40%
Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bostontrustwalden.com/strategies-funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 329,791,825
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,376,356
Investment Company Portfolio Turnover	24.36%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$329,791,825
Total number of portfolio holdings	68
Total advisory fees paid	$2,376,356
Portfolio turnover rate for the period	24.36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Applied Industrial Technologies, Inc.	2.6%
Jack Henry & Associates, Inc.	2.5%
Qualys, Inc.	2.3%
IDEX Corp.	2.3%
Cincinnati Financial Corp.	2.2%
TopBuild Corp.	2.2%
Cullen/Frost Bankers, Inc.	2.2%
Cboe Global Markets, Inc.	2.1%
Donaldson Co., Inc.	2.1%
A. O. Smith Corp.	2.1%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Applied Industrial Technologies, Inc.	2.6%
Jack Henry & Associates, Inc.	2.5%
Qualys, Inc.	2.3%
IDEX Corp.	2.3%
Cincinnati Financial Corp.	2.2%
TopBuild Corp.	2.2%
Cullen/Frost Bankers, Inc.	2.2%
Cboe Global Markets, Inc.	2.1%
Donaldson Co., Inc.	2.1%
A. O. Smith Corp.	2.1%

C000129551 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden International Equity Fund
Class Name	Boston Trust Walden International Equity Fund
Trading Symbol	WIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/strategies-funds/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.63%, for the 12-month period ended December 31, 2025, trailing the MSCI World ex-USA Index return of 31.85% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by international companies.
2025 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 25.37%, Contribution to Return: 8.65%
Individual Holdings
Roche Holding Ltd. (Health Care) | Average Weight: 3.20%, Contribution to Return: 1.45%
ASML Holding NV (Information Technology) | Average Weight: 2.67%, Contribution to Return: 1.33%
Next PLC (Consumer Discretionary) | Average Weight: 2.23%, Contribution to Return: 1.14%
2025 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 10.23%, Contribution to Return: -0.30%
Individual Holdings
Novo Nordisk A/S, Class B (Health Care) | Average Weight: 1.35%, Contribution to Return: -0.90%
Sysmex Corp. (Health Care) | Average Weight: 1.53%, Contribution to Return: -0.89%
Wolters Kluwer NV (Industrials ) | Average Weight: 1.17%, Contribution to Return: -0.58%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values since the inception of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in the Fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden International Equity Fund	19.63%	7.61%	7.28%
MSCI World ex-USA Index	31.85%	9.46%	8.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 220,892,609
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,843,394
Investment Company Portfolio Turnover	34.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$220,892,609
Total number of portfolio holdings	62
Total advisory fees paid	$1,843,394
Portfolio turnover rate for the period	34.97%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding NV	3.6%
Royal Bank of Canada	3.3%
Roche Holding AG	3.2%
Schneider Electric SE	2.6%
Nestle SA (Registered)	2.5%
Assa Abloy AB, Class B	2.4%
Unilever PLC	2.3%
Next PLC	2.3%
DBS Group Holdings Ltd.	2.3%
Atlas Copco AB, Class B	2.3%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASML Holding NV	3.6%
Royal Bank of Canada	3.3%
Roche Holding AG	3.2%
Schneider Electric SE	2.6%
Nestle SA (Registered)	2.5%
Assa Abloy AB, Class B	2.4%
Unilever PLC	2.3%
Next PLC	2.3%
DBS Group Holdings Ltd.	2.3%
Atlas Copco AB, Class B	2.3%